CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net Revenues	$ 5,701	¥ 39,688	¥ 126,089	¥ 71,858
Operating costs and expenses:
Cost of services	(8,534)	(59,410)	(80,017)	(37,483)
Sales and marketing	(6,097)	(42,445)	(92,465)	(63,295)
General and administrative	(32,141)	(223,758)	(251,384)	(224,321)
Service development	(6,983)	(48,614)	(61,909)	(58,592)
Total operating expenses	(53,755)	(374,227)	(485,775)	(383,691)
Other operating income	975	6,788	12,638	1,204
Government grant	503	3,504	7,620	6,789
Other operating expenses	(1,005)	(6,995)	(5,060)	(34,691)
Impairment of intangible assets	(26,120)	(181,845)	0	0
Impairment of goodwill	(18,638)	(129,752)	0	0
Operating loss from continuing operations	(92,339)	(642,839)	(344,488)	(338,531)
Other income/(expenses), net	65	455	(43)	821
Interest income	1,932	13,448	15,308	20,032
Loss from equity method investments	(1,528)	(10,639)	(15,025)	(2,128)
Impairment of long-term investments	(3,211)	(22,353)	(149,896)	(28,781)
Gain from disposal of subsidiaries			2,805	5,477
Changes in fair value of contingent considerations			0	(2,384)
Loss before income taxes from continuing operations	(95,081)	(661,928)	(491,339)	(345,494)
Income taxes benefits	(1,098)	(7,642)	(19,602)	(14,025)
Net loss from continuing operations	(93,983)	(654,286)	(471,737)	(331,469)
Income from discontinued operations, net of income taxes			2,183	15,327
Gain on disposal of discontinued operations, net of income taxes			10,160	0
Net income from discontinued operations, net of income taxes			12,343	15,327
Net loss	(93,983)	(654,286)	(459,394)	(316,142)
Net loss from continuing operations attributable to noncontrolling interest and redeemable noncontrolling interest	(434)	(3,018)	(8,820)	(6,734)
Net income from discontinued operations attributable to noncontrolling interest			1,099	7,691
Less: Net income (loss) attributable to the noncontrolling interest	(434)	(3,018)	(4,486)	1,524
Less: Net loss attributable to redeemable noncontrolling interest			(3,235)	(567)
Net loss attributable to 500.com Limited	(93,549)	(651,268)	(451,673)	(317,099)
Other comprehensive income (loss):
Share of other comprehensive loss of an equity method investee	(573)	(3,986)	0	0
Foreign currency translation (loss) gain	920	6,408	23,023	(55,781)
Unrealized loss on available for sale investments			0	(733)
Other comprehensive (loss) income, net of tax	347	2,422	23,023	(56,514)
Comprehensive loss	(93,636)	(651,864)	(436,371)	(372,656)
Less: Comprehensive income (loss) attributable to redeemable noncontrolling interest and noncontrolling interest	(624)	(4,344)	(6,383)	981
Comprehensive loss attributable to 500.com Limited	$ (93,012)	¥ (647,520)	¥ (429,988)	¥ (373,637)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations | (per share)	$ (0.220)	¥ (1.52)	¥ (1.13)	¥ (0.80)
Net income from discontinued operations | ¥ / shares			0.03	0.020
Net loss | (per share)	(0.22)	(1.52)	(1.10)	(0.780)
Losses per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)-Basic and Diluted
Net loss from continuing operations | (per share)	(2.18)	(15.20)	(11.28)	(7.95)
Net income from discontinued operations | ¥ / shares			0.27	0.19
Net loss | (per share)	$ (2.18)	¥ (15.20)	¥ (11.01)	¥ (7.76)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic | shares	428,586,305	428,586,305	418,911,292	408,310,122
Diluted | shares	428,586,305	428,586,305	418,911,292	408,310,122